Summary of Convertible Promissory Notes (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
January Two Thousand And Twenty Four Note [Member]
Debt Instrument [Line Items]
Notes issuance date	2024-01
Notes maturity period	2024-10
February 2024 Note [Member]
Debt Instrument [Line Items]
Notes issuance date	2024-02
Notes maturity period	2024-11
June Twenty Twenty Four Note [Member]
Debt Instrument [Line Items]
Notes issuance date	2024-06
Notes maturity period	2025-03
Convertible Debt One [Member]
Debt Instrument [Line Items]
Notes issuance date		2022-07
Debt maturity date		2023-07
Convertible Debt Two [Member]
Debt Instrument [Line Items]
Notes issuance date		2022-10
Debt maturity date		2023-10
Convertible Debt Three [Member]
Debt Instrument [Line Items]
Notes issuance date		2022-11
Debt maturity date		2023-11
Convertible Debt Four [Member]
Debt Instrument [Line Items]
Notes issuance date		2024-01
Debt maturity date		2024-10